UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2007

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		October 4, 2007
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of this
       reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	95

Form 13F Information Table Value Total:	$283,355	(thousands)


List of Other Included Managers:

NONE





Market



Voting


Value

Investment
Other
Authority
Security
Cusip
(x1000)
Quantity
Discretion
Managers
Sole







AMERICAN CAMPUS CMNTYS COM
024835100
$4,212.49
143,820
Sole
None
143,820
AMTRUST FINANCIAL CORP COM
032355109
$983.10
87
Sole
None
87
AMERICAN INTL GROUP INC COM
026874107
$3,248.35
48,017
Sole
None
48,017
ANADARKO PETE CORP COM
032511107
$209.63
3,900
Sole
None
3,900
ADMINISTAFF INC COM
007094105
$5,598.37
154,225
Sole
None
154,225
ALLTEL CORP COM
020039103
$4,145.54
59,494
Sole
None
59,494
AMERICAN EXPRESS CO COM
025816109
$3,217.62
54,196
Sole
None
54,196
BANK OF AMERICA CORP COM
060505104
$893.25
17,769
Sole
None
17,769
FRANKLIN RES INC COM
354613101
$4,270.23
33,492
Sole
None
33,492
BRIGHT HORIZONS FAMILY SOLUTIONS
COM
109195107
$5,158.15
120,405
Sole
None
120,405
BAKER HUGHES INC COM
057224107
$2,349.62
26,000
Sole
None
26,000
BIG LOTS INC COM
089302103
$5,849.89
196,042
Sole
None
196,042
BAKBONE SOFTWARE INC COM
057101107
$112.67
101,500
Sole
None
101,500
BRISTOL-MYERS SQUIBB CO COM
110122108
$1,305.40
45,295
Sole
None
45,295
BP PLC SPONSORED ADR
055622104
$939.14
13,542
Sole
None
13,542
CITIGROUP INC COM
172967101
$1,396.88
29,931
Sole
None
29,931
AVIS BUDGET GROUP COM
053774105
$2,805.99
122,586
Sole
None
122,586
CATERPILLAR INC DEL COM
149123101
$294.11
3,750
Sole
None
3,750
COMCAST CORP COM CL A
20030N101
$4,859.43
200,969
Sole
None
200,969
COHEN & STEERS INC COM
19247A100
$4,068.67
109,875
Sole
None
109,875
CAMDEN PPTY TR SH BEN INT
133131102
$1,689.45
26,295
Sole
None
26,295
CISCO SYS INC COM
17275R102
$4,586.21
138,431
Sole
None
138,431
CENTEX CORP COM
152312104
$2,397.01
90,215
Sole
None
90,215
CEL-SCI CORP COM NEW
150837409
$6.25
10,000
Sole
None
10,000
CHEVRON CORP NEW COM
166764100
$2,793.83
29,855
Sole
None
29,855
DATATRAK INTL INC COM
238134100
$28.50
10,000
Sole
None
10,000
WALT DISNEY CO COM
254687106
$5,093.39
148,107
Sole
None
148,107
DUKE REALTY INVT INC COM NEW
264411505
$1,540.89
45,575
Sole
None
45,575
BRINKER INTL INC COM
109641100
$4,600.37
167,652
Sole
None
167,652
EASTMAN KODAK CO COM
277461109
$3,508.50
131,110
Sole
None
131,110
ESTEE LAUDER COS INC COM
518439104
$4,305.57
101,403
Sole
None
101,403
E MED FUTURE INC COM
26875d108
$1.06
133,000
Sole
None
133,000
EOG RES INC COM
26875P101
$4,691.32
64,860
Sole
None
64,860
FOREST CITY ENTERPRISES INC COM CL A
345550107
$5,639.56
102,240
Sole
None
102,240
FIRSTMERIT CORP COM
337915102
$1,994.71
100,947
Sole
None
100,947
GENERAL ELEC CO COM
369604103
$5,027.45
121,436
Sole
None
121,436
GATX CORP COM
361448103
$4,864.74
113,795
Sole
None
113,795
GENCORP INC COM
368682100
$3,673.68
307,164
Sole
None
307,164
HALLIBURTON CO COM
406216101
$5,960.03
155,209
Sole
None
155,209
MANOR CARE INC NEW COM
564055101
$3,051.59
47,385
Sole
None
47,385
HEWLETT PACKARD CO COM
428236103
$5,755.62
115,598
Sole
None
115,598
INTERNATIONAL BUS MACH COM
459200101
$338.79
2,876
Sole
None
2,876
INTEL CORP COM
458140100
$5,987.68
231,542
Sole
None
231,542
JO-ANN STORES INC COM
47758P307
$3,485.40
165,185
Sole
None
165,185
SUN MICROSYSTEMS INC COM
866810104
$56.20
10,000
Sole
None
10,000
J P MORGAN CHASE & CO COM
46625H100
$1,517.33
33,115
Sole
None
33,115
NORDSTROM INC COM
655664100
$3,232.83
68,945
Sole
None
68,945
KAISER ALUMINUM CORP COM PAR $0.01
483007704
$4,410.63
62,500
Sole
None
62,500
KEYCORP NEW COM
493267108
$201.16
6,222
Sole
None
6,222
KIMBERLY CLARK CORP COM
494368103
$370.41
5,272
Sole
None
5,272
KENNAMETAL INC COM
489170100
$4,303.56
51,245
Sole
None
51,245
LEHMAN BROS HLDGS INC COM
524908100
$3,767.69
61,035
Sole
None
61,035
LOEWS CORP COM
540424108
$3,168.47
65,532
Sole
None
65,532
LUBRIZOL CORP COM
549271104
$5,150.15
79,160
Sole
None
79,160
MAGELLAN MIDSTREAM PRT COM UNIT RP
LP
559080106
$446.33
11,150
Sole
None
11,150
MENTOR CORP MINN COM
587188103
$5,048.69
109,635
Sole
None
109,635
ALTRIA GROUP INC COM
02209s103
$539.21
7,755
Sole
None
7,755
MOTOROLA
620076109
$4,706.06
253,970
Sole
None
253,970
MERCK & CO INC COM
589331107
$5,495.37
106,314
Sole
None
106,314
MORGAN STANLEY COM NEW
617446448
$622.06
9,874
Sole
None
9,874
NORDSON CORP COM
655663102
$5,971.22
118,925
Sole
None
118,925
NEWFIELD EXPL CO COM
651290108
$4,849.04
100,686
Sole
None
100,686
NORTHROP GRUMMAN CORP COM
666807102
$3,035.60
38,918
Sole
None
38,918
NATIONAL SEMICONDUCTOR COM
637640103
$3,937.15
145,175
Sole
None
145,175
NVIDIA CORP COM
67066g104
$326.16
9,000
Sole
None
9,000
DAVIS NY VENTURE FD CL A
239080104
$203.39
4,927
Sole
None
4,927
OMNOVA SOLUTIONS INC COM
682129101
$3,747.46
648,350
Sole
None
648,350
ORACLE CORP COM
68389X105
$5,637.57
260,396
Sole
None
260,396
JENNISON BLEND FD INC CL A
476289103
$263.03
12,331
Sole
None
12,331
PETSMART INC COM
716768106
$3,281.55
102,870
Sole
None
102,870
PFIZER INC COM
717081103
$667.50
27,323
Sole
None
27,323
PROCTER & GAMBLE CO COM
742718109
$642.42
9,133
Sole
None
9,133
PROGRESSIVE CORP OHIO COM
743315103
$4,808.05
247,710
Sole
None
247,710
QUANTA SVCS INC COM
74762e102
$3,867.65
146,225
Sole
None
146,225
TRANSOCEAN INC COM
G90078109
$4,549.70
40,245
Sole
None
40,245
SCHWAB CHARLES CORP NEW COM
808513105
$5,568.48
257,800
Sole
None
257,800
DWS INTL FD INC INTL FD CL S
23337r817
$253.98
3,536
Sole
None
3,536
DWS INTL FD INC EMRG MKT
23337r502
$2,421.20
84,835
Sole
None
84,835
DWS INTL FD INC EUROP EQT CL A
23337r601
$1,083.65
25,968
Sole
None
25,968
SCHLUMBERGER LTD COM
806857108
$6,134.10
58,420
Sole
None
58,420
SIMON PPTY GROUP NEW COM
828806109
$4,116.30
41,163
Sole
None
41,163
STERIS CORP COM
859152100
$3,723.77
136,252
Sole
None
136,252
AT&T INC COM
00206r102
$345.84
8,174
Sole
None
8,174
TERADYNE INC COM
880770102
$3,062.91
221,950
Sole
None
221,950
TENET HEALTHCARE CORP COM
88033G100
$1,604.40
477,500
Sole
None
477,500
TEMPUR PEDIC INTL INC COM
88023u101
$4,282.67
119,795
Sole
None
119,795
TRAVELERS COMPANIES COM
89417e109
$4,293.45
85,289
Sole
None
85,289
TETRA TECH INC NEW COM
88162G103
$6,230.74
295,016
Sole
None
295,016
TIME WARNER INC COM
887317105
$4,526.11
246,520
Sole
None
246,520
UBS AG ORD
H89231338
$379.03
7,118
Sole
None
7,118
WACHOVIA CORP 2ND NEW COM
929903102
$1,068.65
21,309
Sole
None
21,309
WINDSTREAM CORP COM
97381W104
$510.21
36,134
Sole
None
36,134
WEYERHAEUSER CO COM
962166104
$3,581.02
49,530
Sole
None
49,530
WYNDHAM WORLDWIDE CORP COM
98310W108
$2,973.89
90,778
Sole
None
90,778
EXXON CORP COM
30231G102
$1,430.98
15,460
Sole
None
15,460









$283,355.15



95